Global Atlantic Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2024

	Shares/ Principal	Fair Value
Exchange Traded Funds - 95.6%
Debt Funds - 14.3%
iShares 10+ Year Investment Grade Corporate Bond ETF	48,792	$2,513,276
iShares 10-20 Year Treasury Bond ETF	6,978	732,899
iShares 1-3 Year Treasury Bond ETF	41,627	3,404,256
iShares 1-5 Year Investment Grade Corporate Bond ETF	66,447	3,407,402
iShares 20+ Year Treasury Bond ETF	73,929	6,995,162
iShares 3-7 Year Treasury Bond ETF	33,179	3,842,460
iShares 5-10 Year Investment Grade Corporate Bond ETF	37,156	1,917,250
iShares 7-10 Year Treasury Bond ETF	10,788	1,021,192
iShares Core Total USD Bond Market ETF	156,222	7,122,161
iShares Core U.S. Aggregate Bond ETF	93,888	9,195,391
iShares MBS ETF	47,955	4,432,001
Total Debt Funds		44,583,450
Equity Funds - 81.3%
iShares Core MSCI EAFE ETF	354,472	26,308,912
iShares Core S&P 500 ETF(a)	236,256	124,206,867
iShares Core S&P Mid-Cap ETF	341,951	20,770,104
iShares Core S&P Small-Cap ETF	90,695	10,023,611
iShares Global Energy ETF	18,582	798,097
iShares MSCI EAFE Growth ETF	54,499	5,656,451
iShares MSCI EAFE Value ETF	99,890	5,434,016
iShares MSCI Emerging Markets ex China ETF	25,768	1,483,464
iShares MSCI USA Momentum Factor ETF	34,973	6,552,191
iShares MSCI USA Quality Factor ETF	124,861	20,520,905
iShares S&P 500 Growth ETF	125,736	10,617,148
iShares S&P 500 Value ETF	41,453	7,743,835
iShares U.S. Infrastructure ETF	26,050	1,129,528
iShares U.S. Technology ETF	88,401	11,939,439
Total Equity Funds		253,184,568
Total Exchange Traded Funds
(Cost - $187,742,634)		297,768,018
Short-Term Investments - 4.5%
Money Market Funds - 4.5%
Dreyfus Government Cash Management, 5.20%(b)	10,968,135	10,968,135
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21%(b)	2,964,908	2,964,908

Total Short-Term Investments (Cost - $13,933,043)		13,933,043
Total Investments - 100.1%
(Cost - $201,675,677)		$311,701,061
Other Assets Less Liabilities - Net (0.1)%		(466,051)
Total Net Assets - 100.0%		$311,235,010

Global Atlantic Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

(a)	The fair value of this holding exceeds 25% of the Fund's net assets. Additional information for this holding, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.
(b)	The rate shown is the annualized seven-day yield at period end.